Debt Securities Issued - Schedule of Debt Securities Issued (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt securities issued	₸ 51,050	₸ 99,468	₸ 140,378
Third Bond Program - First Issue
Disclosure of detailed information about borrowings [line items]
Currency	KZT
Maturity date	January2025
Nominal interest rate	9.90%
Debt securities issued	₸ 51,050	51,048
Third Bond Program - Second Issue
Disclosure of detailed information about borrowings [line items]
Currency	KZT
Maturity date	June 2025
Nominal interest rate	10.70%
Debt securities issued		₸ 48,420